Receivables	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Receivables

4. Receivables, net

Receivables, net consist of (in thousands):

	June 30, 2012	March 31, 2012
Trade receivables:
Credit risk assumed by factors	$106,530	$125,219
Credit risk retained by Company	29,963	28,021
Receivables due from licensees	7,301	6,026

	143,794	159,266
Less allowances (1):	(39,094)	(32,040)

	$104,700	$127,226

(1)

Allowances include doubtful accounts, which were $0.4 million and $0.4 million, at June 30, 2012 and March 31, 2012, respectively. See below for the complete list allowances included in net receivables.

The Company has historically assigned a substantial portion of its trade receivables to factors in the United States and Europe whereby the factors assumed credit risk with respect to such receivables assigned. Under the factor agreements, factors bear the risk of loss from the financial inability of the customer to pay the trade receivable when due, up to such amounts as accepted by the factor; but not the risk of non-payment of such trade receivable for any other reason. The Company provides an allowance for such non-payment risk at the time of sale, which is recorded as an offset to revenue.

Receivables are presented net of allowances for sales returns, discounts, markdowns, operational chargebacks and doubtful accounts. Sales returns are determined based on an evaluation of current market conditions and historical returns experience. Discounts are based on open invoices where trade discounts have been extended to customers. Markdowns are based on retail sales performance, seasonal negotiations with customers, historical deduction trends and an evaluation of current market conditions. Operational chargebacks are based on deductions taken by customers, net of expected recoveries. Such provisions, and related recoveries, are reflected in net sales.

The allowance for doubtful accounts is determined through analysis of periodic aging of receivables for which credit risk is not assumed by the factors and assessments of collectability based on an evaluation of historic and anticipated trends, the financial conditions of the Company’s customers and the impact of general economic conditions. The past due status of a receivable is based on its contractual terms. Amounts deemed uncollectible are written off against the allowance when it is probable the amounts will not be recovered.

4. Receivables

Receivables consist of (in thousands):

	March 31, 2012	April 2, 2011
Trade receivables:
Credit risk assumed by factors	$125,219	$82,111
Credit risk retained by Company	28,021	20,543
Receivables due from licensees	6,026	5,315

	159,266	107,969
Less allowances (1):	(32,040)	(27,888)

	$127,226	$80,081

(1)

Allowances consist of the following: sales returns, discounts and credits, as well as doubtful accounts, which were $0.4 million and $0.4 million, at the end of Fiscal 2012 and Fiscal 2011, respectively.

The Company has historically assigned a substantial portion of its trade receivables to factors in the United States and Europe whereby the factors assumed credit risk with respect to such receivables assigned. Under the factor agreements, factors bear the risk of loss from the financial inability of the customer to pay the trade receivable when due, up to such amounts as accepted by the factor; but not the risk of non-payment of such trade receivable for any other reason. The Company provides an allowance for such non-payment risk at the time of sale.

Receivables are presented net of allowances for sales returns, discounts, markdowns, operational chargebacks and doubtful accounts. Sales returns are determined based on an evaluation of current market conditions and historical returns experience. Discounts are based on open invoices where trade discounts have been extended to customers. Markdowns are based on retail sales performance, seasonal negotiations with customers, historical deduction trends and an evaluation of current market conditions. Operational chargebacks are based on deductions taken by customers, net of expected recoveries. Such provisions, and related recoveries, are reflected in net sales.

The allowance for doubtful accounts is determined through analysis of periodic aging of receivables for which credit risk is not assumed by the factors and assessments of collectability based on an evaluation of historic and anticipated trends, the financial conditions of the Company’s customers and the impact of general economic conditions. The past due status of a receivable is based on its contractual terms. Amounts deemed uncollectible are written off against the allowance when it is probable the amounts will not be recovered.